Non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets [abstract]
Schedule of non-current assets
The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Tangible assets	3,435	4,089	4,445
Of which:
Foreclosed assets	3,101	3,651	4,081
Of which property assets in Spain	2,596	3,120	3,485
Other tangible assets held for sale	334	438	364
Other assets	18	—	—
Total	3,453	4,089	4,445